Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,826,351.6
Previously Paid Amount	0
Total Fee Amount	712.37
Total Offset Amount	0
Net Fee	$ 712.37